Schedule of Exploration & Evaluation Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
DisclosureOfExplorationAndEvaluationAssetsLineItems [Line Items]
Cost, Beginning Balance	$ 33,892,334	$ 3,852,161	$ 4,240,335
Impairment		(3,101,343)
Cost, Ending Balance	61,757,381	33,892,334	3,852,161
Exploration and evaluation assets [member]
DisclosureOfExplorationAndEvaluationAssetsLineItems [Line Items]
Cost, Beginning Balance		3,116,146	3,122,443
Currency translation adjustment		(14,803)	(6,297)
Impairment		(3,101,343)
Cost, Ending Balance			3,116,146
Exploration and evaluation assets [member] | Unproven properties turkey [member]
DisclosureOfExplorationAndEvaluationAssetsLineItems [Line Items]
Cost, Beginning Balance
Currency translation adjustment
Impairment
Cost, Ending Balance
Exploration and evaluation assets [member] | Unproven properties bulgaria [member]
DisclosureOfExplorationAndEvaluationAssetsLineItems [Line Items]
Cost, Beginning Balance		3,116,146	3,122,443
Currency translation adjustment		(14,803)	(6,297)
Impairment		(3,101,343)
Cost, Ending Balance			$ 3,116,146